Other income, net - Summary Of The Amounts Recorded In Other Income, Net (Parenthetical) (Details)	3 Months Ended
Mar. 31, 2026 $ / shares
Other Income and Expenses [Abstract]
Exercise Price of Warrants	$ 138
Exercisable date	Aug. 21, 2021
Warrants expire date	Mar. 31, 2026